Document and Entity Information	Apr. 11, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 11, 2024
Entity Registrant Name	HPS CORPORATE LENDING FUND
Entity Incorporation State Country Code	DE
Entity File Number	814-01431
Entity Tax Identification Number	84-6391045
Entity Address Address Line 1	40 West 57th Street
Entity Address Address Line 2	33rd Floor
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10019
City Area Code	212
Local Phone Number	287-6767
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001838126